Long-Term Debt - Rollforward (Details) - P3 Health Partners Inc. - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 19, 2020	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Beginning Balance			$ 80,053,526			$ 55,136,089	$ 80,046,101	$ 55,136,089	$ 55,136,089	$ 55,136,089	$ 16,516,598
Issued									25,000,000		40,180,000
Principal Payments			(7,425)				(46,101)		(82,563)		(1,560,509)
Ending Balance	$ 80,046,101		80,046,101	$ 80,000,000			80,000,000		80,053,526	80,046,101	55,136,089	$ 16,516,598
LTD-C
Debt Instrument [Line Items]
Beginning Balance			15,000,000			15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Issued		$ 15,000,000.0
Ending Balance	15,000,000		15,000,000	15,000,000			15,000,000		15,000,000	15,000,000	15,000,000	$ 15,000,000
LTD-D
Debt Instrument [Line Items]
Beginning Balance			65,000,000			40,000,000	65,000,000	40,000,000	40,000,000	40,000,000
Issued							61,058,281		25,000,000	61,058,281	40,000,000
Ending Balance	65,000,000		65,000,000	$ 65,000,000			65,000,000		65,000,000	65,000,000	40,000,000
LTD-E
Debt Instrument [Line Items]
Beginning Balance			53,526			$ 136,089	46,101	$ 136,089	136,089	136,089
Issued											180,000
Principal Payments			(7,425)				$ (46,101)		(82,563)		(43,911)
Ending Balance	$ 46,101		$ 46,101						$ 53,526	$ 46,101	$ 136,089